                                             UAM Funds
                                             Funds for the Informed Investor(SM)

C & B Equity Portfolio
Annual Report                                                   October 31, 2000




                                                                   [LOGO OF UAM]

UAM FUNDS                                                 C & B EQUITY PORTFOLIO
                                                          OCTOBER 31, 2000
--------------------------------------------------------------------------------
                               TABLE OF CONTENTS
--------------------------------------------------------------------------------
Shareholders' Letter ...................................................      1

Portfolio of Investments ...............................................      4

Statement of Assets and Liabilities ....................................      7

Statement of Operations ................................................      8

Statement of Changes in Net Assets .....................................      9

Financial Highlights ...................................................     10

Notes to Financial Statements ..........................................     11

Report of Independent Accountants ......................................     15
--------------------------------------------------------------------------------

UAM FUNDS                                                 C & B EQUITY PORTFOLIO

--------------------------------------------------------------------------------

November 10, 2000

Dear Shareholder:

The following report provides a detailed description of the securities held and the statement of operations for the C & B Equity Portfolio for the twelve-month period ended October 31, 2000.

For this period, the C & B Equity Portfolio outperformed its benchmark index, the S&P 500 Index. Over this period, the C & B Equity Portfolio returned 10.89% versus 6.09% for the S&P 500. Given Cooke & Bieler's "high quality, low risk" approach, these results are consistent with the expectations of the Cooke & Bieler style outperforming in a "flat" market.

The period ended October 31, 2000 was attractive for Cooke & Bieler's "relative value" style since the S&P 500 Index's performance was negatively impacted by the technology sector. Cooke & Bieler has been cautious with technology stocks due to the high risk, extended valuations in this category.

As of October 31, 2000, common stocks represented 92% of the portfolio, with cash reserves being 8%.

Cooke & Bieler continues to employ an investment process that we believe is designed to produce above average long-term results, with particularly strong relative results in flat and down markets. The strong fundamental characteristics of the companies held in the C & B Equity Portfolio should help to provide this downside protection. These high quality characteristics, as compared to the S&P 500 Index, include (1) balance sheet strength measured by a relatively low debt to capital ratio, (2) high levels of return on equity and return on capital, (3) consistent growth in earnings and dividends, and (4) use of excess cash flow to repurchase stock.

Sincerely,


/s/ Samuel H. Ballam, III

Samuel H. Ballam, III

UAM FUNDS                                                 C & B EQUITY PORTFOLIO

--------------------------------------------------------------------------------

All performance presented in this report is historical and should not be construed as a guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. A portfolio's performance assumes the reinvestment of all dividends and capital gains.

There are no assurances that a portfolio will meet its stated objectives.

A portfolio's holdings and allocations are subject to change because it is actively managed and should not be considered recommendations to buy individual securities.


                         Definition of Comparative Index
                         -------------------------------

S&P 500 Index is an unmanaged index comprised of stocks representing major U.S. market industries, including 400 industrial stocks, 40 financial stocks, 40 utility stocks and 20 transportation stocks.

Index returns assume reinvestment of dividends and, unlike a portfolio's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower.

Please note that one cannot invest directly in an unmanaged index.

UAM FUNDS                                                 C & B EQUITY PORTFOLIO
                                                          OCTOBER 31, 2000
--------------------------------------------------------------------------------
Growth of a $10,000 Investment

                     -------------------------------------
                       AVERAGE ANNUAL TOTAL RETURN*
                       FOR PERIOD ENDED OCTOBER 31, 2000
                     -------------------------------------

                        1 Year     5 Years     10 Years
                     -------------------------------------
                        10.89%     15.16%       15.21%
                     -------------------------------------

                                    [GRAPH]

                      C & B       S & P
                    ---------   ---------

Oct 90               10,000       10,000
Oct 91               13,804       13,348
Oct 92               15,278       14,676
Oct 93               15,897       16,860
Oct 94               16,639       17,511
Oct 95               20,347       22,135
Oct 96               24,821       27,465
Oct 97               32,374       36,282
Oct 98               34,498       44,264
Oct 99               37,164       55,626
Oct 00               41,212       59,014

* If the adviser and/or portfolio service providers had not limited certain expenses, the portfolio's total return would have been lower.

All performance presented in this report is historical and should not be construed as a guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

A portfolio's performance assumes the reinvestment of all dividends and capital gains.

Index returns assume reinvestment of dividends and, unlike a portfolio's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower.

Please note that one cannot invest directly in an unmanaged index.

See definition of comparative index on page 2.

UAM FUNDS                                                 C & B EQUITY PORTFOLIO
                                                          OCTOBER 31, 2000
--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
COMMON STOCKS - 92.2%

                                                         Shares         Value
                                                       -----------    ----------

APPAREL/TEXTILES -- 1.4%
   V.F .......................................           18,700       $  510,744
                                                                      ----------
AUTOMOTIVE -- 5.3%
   Eaton .....................................           17,500        1,191,094
   Snap-On ...................................           26,300          672,294
                                                                      ----------
                                                                       1,863,388
                                                                      ----------
BANKS -- 3.1%
   Chase Manhattan ...........................           12,000          546,000
   FleetBoston Financial .....................           14,000          532,000
                                                                      ----------
                                                                       1,078,000
                                                                      ----------
BEAUTY PRODUCTS -- 1.3%
   Avon Products .............................            9,600          465,600
                                                                      ----------
BUILDING & CONSTRUCTION -- 2.9%
   Sherwin-Williams ..........................           47,100        1,021,481
                                                                      ----------
CHEMICALS -- 1.9%
   Avery Dennison ............................           13,000          656,500
                                                                      ----------
COMMUNICATIONS EQUIPMENT -- 1.8%
   Motorola ..................................           25,000          623,437
                                                                      ----------
CONSUMER DURABLE -- 2.6%
   Leggett & Platt ...........................           56,000          917,000
                                                                      ----------
CONSUMER NON-DURABLES -- 5.7%
   Energizer Holdings* .......................           19,100          377,225
   Hasbro ....................................           48,800          524,600
   Nike, Cl B ................................           28,000        1,118,250
                                                                      ----------
                                                                       2,020,075
                                                                      ----------
DIVERSIFIED MANUFACTURING -- 2.0%
   Hubbell, Cl B .............................           30,000          718,125
                                                                      ----------
ELECTRONICS -- 2.6%
   Molex, Cl A ...............................           23,800          935,637
                                                                      ----------



The accompanying notes are an integral part of the financial statements.

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UAM FUNDS                                                 C & B EQUITY PORTFOLIO
                                                          OCTOBER 31, 2000
--------------------------------------------------------------------------------

COMMON STOCKS - CONTINUED

                                                         Shares         Value
                                                       -----------    ----------
ENERGY -- 5.7%
   Exxon Mobil ...............................           10,600       $  945,387
   Royal Dutch Petroleum ADR .................           18,200        1,080,625
                                                                      ----------
                                                                       2,026,012
                                                                      ----------
FINANCIAL SERVICES -- 6.5%
   Countrywide Credit Industries .............           22,100          827,369
   MBIA ......................................           10,200          741,412
   Moody's ...................................           27,100          713,069
                                                                      ----------
                                                                       2,281,850
                                                                      ----------
FOOD, BEVERAGE & TOBACCO -- 6.2%
   Anheuser-Busch ............................           12,000          549,000
   Ralston Purina Group ......................           34,000          824,500
   Whitman ...................................           62,000          806,000
                                                                      ----------
                                                                       2,179,500
                                                                      ----------
INSURANCE -- 2.6%
   AON .......................................           22,100          915,769
                                                                      ----------
MACHINERY -- 2.2%
   Dover .....................................           18,000          763,875
                                                                      ----------
MEDICAL PRODUCTS -- 6.8%
   Becton Dickinson ..........................           32,300        1,082,050
   Dentsply International ....................           38,200        1,325,062
                                                                      ----------
                                                                       2,407,112
                                                                      ----------
MULTI-INDUSTRY-- 1.3%
   National Service Industries ...............           23,000          470,063
                                                                      ----------
OFFICE EQUIPMENT-- 3.5%
   Pitney Bowes ..............................           28,900          857,969
   Xerox .....................................           45,400          383,063
                                                                      ----------
                                                                       1,241,032
                                                                      ----------
PHARMACEUTICALS-- 7.9%
   Abbott Laboratories .......................           14,300          755,219
   Bristol-Myers Squibb ......................           17,500        1,066,406
   Merck .....................................           10,600          953,338
                                                                      ----------
                                                                       2,774,963
                                                                      ----------



The accompanying notes are an integral part of the financial statements.

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UAM FUNDS                                                 C & B EQUITY PORTFOLIO
                                                          OCTOBER 31, 2000
--------------------------------------------------------------------------------

COMMON STOCKS - CONTINUED

                                                         Shares         Value
                                                       -----------    ----------
RESTAURANTS -- 5.4%
   McDonald's ................................           26,300       $  815,300
   Wendy's International .....................           50,100        1,089,675
                                                                      ----------
                                                                       1,904,975
                                                                      ----------
RETAIL-DISCOUNT -- 8.3%
   BJ's Wholesale Club* ......................           25,700          846,494
   Cons Stores* ..............................           69,000          819,375
   Family Dollar Stores ......................           64,500        1,253,719
                                                                      ----------
                                                                       2,919,588
                                                                      ----------
SERVICES -- 1.0%
   SYSCO .....................................            6,800          354,875
                                                                      ----------
UTILITIES -- 4.2%
   Duke Energy ...............................           17,000        1,469,437
                                                                      ----------
   TOTAL COMMON STOCKS
      (Cost $31,458,833) .....................                        32,519,038
                                                                      ----------

--------------------------------------------------------------------------------
 SHORT-TERM INVESTMENT-- 7.8%
--------------------------------------------------------------------------------

                                                           Face
                                                          Amount
                                                          ------
REPURCHASE AGREEMENT-- 7.8%
   Chase Securities, Inc. 6.35%, dated 10/31/00,
      due 11/01/00 to be repurchased at $2,741,483,
      collateralized by $2,053,075 of various
      U.S. Treasury Obligations valued at
      $2,741,054 (Cost $2,741,000) .................   $  2,741,000   2,741,000
                                                                   ------------
TOTAL INVESTMENTS-- 100.0% (Cost $34,199,833)(a) ...                 35,260,038
                                                                   ------------
OTHER ASSETS AND LIABILITIES, NET -- 0.0% ..........                     (9,208)
                                                                   ------------
TOTAL NET ASSETS-- 100.0% ..........................               $ 35,250,830
                                                                   ============

  *  Non-Income Producing Security
ADR  American Depositary Receipt
 Cl  Class
(a) The cost for federal income tax purposes was $35,292,465. At October 31, 2000, net unrealized depreciation for all securities based on tax cost was $32,427. This consisted of aggregate gross unrealized appreciation for all securities of $3,978,304, and gross unrealized depreciation for all securities of $4,010,731.>



The accompanying notes are an integral part of the financial statements.

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UAM FUNDS                                                 C & B EQUITY PORTFOLIO
                                                          OCTOBER 31, 2000
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES

Assets
Investments, at Cost ...........................................     $34,199,833
                                                                     ===========

Investments, at Value-- Note A .................................     $35,260,038
Cash ...........................................................           9,991
Dividends and Interest Receivable ..............................          34,641
Receivable for Portfolio Shares Sold ...........................             173
Other Assets ...................................................           6,316
                                                                     -----------
   Total Assets ................................................      35,311,159
                                                                     -----------
Liabilities
Payable for Investment Advisory Fees-- Note B ..................          18,237
Payable for Administration Fees -- Note C ......................          10,706
Payable for Custodian Fees -- Note D ...........................           3,000
Payable for Directors' Fees -- Note F ..........................           1,500
Other Liabilities ..............................................          26,886
                                                                     -----------
   Total Liabilities ...........................................          60,329
                                                                     -----------
Net Assets .....................................................     $35,250,830
                                                                     ===========

Net Assets Consist of:
Paid in Capital ................................................      27,649,325
Undistributed Net Investment Income ............................         154,468
Accumulated Net Realized Gain ..................................       6,386,832
Unrealized Appreciation ........................................       1,060,205
                                                                     -----------
Net Assets .....................................................     $35,250,830
                                                                     ===========
Institutional Class Shares
Shares Issued and Outstanding ($0.001 par value)
   (Authorized 25,000,000) .....................................       4,046,594
Net Asset Value, Offering and Redemption Price Per Share .......           $8.71
                                                                           =====


The accompanying notes are an integral part of the financial statements.

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UAM FUNDS                                                 C & B EQUITY PORTFOLIO
                                                          OCTOBER 31, 2000
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS


Investment Income
Dividends ......................................................... $   928,028
Interest ..........................................................     123,603
Less: Foreign Tax Withholding .....................................      (4,595)
                                                                    -----------
   Total Income ...................................................   1,047,036
                                                                    -----------
Expenses
Investment Advisory Fees-- Note B .................................     303,795
Administrative Fees -- Note C .....................................     118,159
Printing Fees .....................................................      19,548
Custodian Fees -- Note D ..........................................      18,474
Registration and Filing Fees ......................................      18,403
Audit Fees ........................................................      14,422
Directors' Fees -- Note F .........................................       4,149
Legal Fees ........................................................       2,524
Other Expenses ....................................................      22,437
Investment Advisory Fees Waived -- Note B .........................     (35,665)
                                                                    -----------
   Net Expenses Before Expense Offset .............................     486,246
Expense Offset-- Note A ...........................................      (1,133)
                                                                    -----------
   Net Expenses After Expense Offset ..............................     485,113
                                                                    -----------
Net Investment Income .............................................     561,923
                                                                    -----------
Net Realized Gain on Investments ..................................   6,653,845
Net Change in Unrealized Appreciation
 (Depreciation) on Investments ....................................  (4,210,705)
                                                                    -----------
Net Gain on Investments ...........................................   2,443,140
                                                                    -----------
Net Increase in Net Assets Resulting from Operations .............. $ 3,005,063
                                                                    ===========

The accompanying notes are an integral part of the financial statements.

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UAM FUNDS                                                 C & B EQUITY PORTFOLIO

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STATEMENT OF CHANGES IN NET ASSETS

                                                                     Year Ended             Year Ended
                                                                     October 31,            October 31,
                                                                        2000                    1999
                                                                    -------------          -------------
Increase (Decrease) in Net Assets
Operations:
   Net Investment Income .........................................  $     561,923          $   1,208,077
   Net Realized Gain .............................................      6,653,845             24,115,362
   Net Change in Unrealized Appreciation (Depreciation) ..........     (4,210,705)           (16,676,902)
                                                                    -------------          -------------
   Net Increase in Net Assets
     Resulting from Operations ...................................      3,005,063              8,646,537
                                                                    -------------          -------------
Distributions:
   Net Investment Income .........................................       (483,787)            (1,266,336)
   Net Realized Gain .............................................    (24,216,251)           (21,471,480)
                                                                    -------------          -------------
   Total Distributions ...........................................    (24,700,038)           (22,737,816)
                                                                    -------------          -------------
Capital Share Transactions: (1)
   Issued ........................................................     14,894,576             14,299,792
   In Lieu of Cash Distributions .................................     23,875,293             22,378,374
   Redeemed ......................................................    (55,115,656)          (108,551,660)
                                                                    -------------          -------------
   Net Decrease from Capital Share Transactions ..................    (16,345,787)           (71,873,494)
                                                                    -------------          -------------
       Total Decrease ............................................    (38,040,762)           (85,964,773)
Net Assets:
   Beginning of Period ...........................................     73,291,592            159,256,365
                                                                    -------------          -------------
   End of Period (Including undistributed net investment income of
     $154,468 and $76,332, respectively) .........................  $  35,250,830          $  73,291,592
                                                                    =============          -------------

(1) Shares Issued and Redeemed:
   Shares Issued .................................................      1,608,727              1,138,312
   In Lieu of Cash Distributions .................................      3,155,020              1,965,887
   Shares Redeemed ...............................................     (6,796,141)            (8,753,508)
                                                                    -------------          -------------
   Net Decrease in Shares Outstanding ............................     (2,032,394)            (5,649,309)
                                                                    =============          =============


The accompanying notes are an integral part of the financial statements.

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UAM FUNDS                                                 C & B EQUITY PORTFOLIO

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FINANCIAL HIGHLIGHTS

                                                                        Selected Per Share Data & Rations
                                                           For a Share Outstanding Throughout Each Period

                                                                     Years Ended October 31
                                                      ---------------------------------------------------
                                                        2000       1999      1998        1997      1996
                                                      --------   --------   --------   --------  --------
Net Asset Value, Beginning
  of Period ...................................       $  12.06   $  13.58   $  16.71   $  17.89  $  15.68
Income from Investment
   Operations
   Net Investment Income ......................           0.12       0.16       0.18       0.25      0.36
   Net Realized and
   Unrealized Gain (Loss) .....................           0.54       0.72       0.76       3.82      2.94
                                                      --------   --------   --------   --------  --------
   Total from
   Investment Operations ......................           0.66       0.88       0.94       4.07      3.30
                                                      --------   --------   --------   --------  --------
Distributions:
   Net Investment Income ......................          (0.09)     (0.16)     (0.19)     (0.26)    (0.35)
   Net Realized Gain ..........................          (3.92)     (2.24)     (3.88)     (4.99)    (0.74)
                                                      --------   --------   --------   --------  --------
    Total Distributions .......................          (4.01)     (2.40)     (4.07)     (5.25)    (1.09)
                                                      --------   --------   --------   --------  --------
Net Asset Value,
  End of Period ...............................       $   8.71   $  12.06   $  13.58   $  16.71  $  17.89
                                                      ========   ========   ========   ========  ========

Total Return ..................................          10.89%+     7.73%      6.56%     30.43%    21.99%
                                                      ========   ========   ========   ========  ========

Ratios and Supplemental Data
Net Assets, End of Period
  (Thousands) .................................       $ 35,251   $ 73,292   $159,256   $149,848  $169,044
Ratio of Expenses to
  Average Net Assets ..........................           1.00%      0.89%      0.83%      0.83%     0.81%
Ratio of Net Investment Income
  to Average Net Assets .......................           1.16%      1.12%      1.26%      1.47%     1.92%
Portfolio Turnover Rate .......................             48%        43%        43%        55%       29%


+ Total return would have been lower had certain fees not been waived and expenses assumed by the Adviser during the periods indicated.



The accompanying notes are an integral part of the financial statements.

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UAM FUNDS                                                 C & B EQUITY PORTFOLIO

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NOTES TO FINANCIAL STATEMENTS

     UAM Funds, Inc., UAM Funds, Inc. II and UAM Trust Funds (collectively the "UAM Funds") are registered under the Investment Company Act of 1940, as amended. The C & B Equity Portfolio (the "Portfolio"), a portfolio of UAM Funds, Inc., is a diversified, open-end management investment company. At October 31, 2000, the UAM Funds were comprised of 49 active portfolios. The information presented in the financial statements pertains only to the Portfolio. The objective of the Portfolio is to provide maximum long-term total return with minimal risk to principal.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Portfolio in the preparation of its financial statements. Accounting principles generally accepted in the United States of America may require Management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

         1.Security Valuation:Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sale price from the exchange where the security is primarily traded. If no sales are reported, as in the case of some securities traded over-the-counter, the market value is determined by using the last reported bid price. Short-term investments with maturities of sixty days or less at time of purchase are valued at amortized cost, if it approximates market value. The value of other assets and securities for which no quotations are readily available is determined in good faith at fair value following procedures approved by the Board of Directors.

         2. Federal Income Taxes: It is the Portfolio's intention to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

         3. Repurchase Agreements: In connection with transactions involving repurchase agreements, the Portfolio's custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is monitored on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the

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UAM FUNDS                                                 C & B EQUITY PORTFOLIO

--------------------------------------------------------------------------------

     obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

         Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the UAM Funds may transfer their daily uninvested cash balances into a joint trading account which invests in one or more repurchase agreement. This joint repurchase agreement is covered by the same collateral requirements as discussed above.

         4. Distributions to Shareholders: The Portfolio will distribute substantially all of its net investment income quarterly. Any realized net capital gains will be distributed annually. All distributions are recorded on ex-dividend date.

         The amount and character of income and capital gain distributions to be paid are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing book and tax treatments in the timing of the recognition of gains or losses on investments.

         Permanent book and tax basis differences relating to shareholder distributions may result in reclassifications to undistributed net investment income (loss), accumulated gain (loss) and paid in capital.

         Permanent book-tax differences, if any, are not included in ending undistributed net investment income (loss) for the purpose of calculating net investment income (loss) per share in the financial highlights.

         5. Other: Security transactions are accounted for on trade date, the date the trade is executed. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Most expenses of the UAM Funds can be directly attributed to a particular portfolio. Expenses that cannot be directly attributed are apportioned among the portfolios of the UAM Funds based on their relative net assets. Custodian fees for the Portfolio are shown gross of expense offsets, if any, for custodian balance credits.

     B. Investment Advisory Services: Under the terms of an investment advisory agreement, Cooke & Bieler, Inc. (the "Adviser"), a subsidiary of United Asset Management Corporation ("UAM"), provides investment advisory services to the Portfolio at a fee calculated at an annual rate of 0.625% of average daily net assets.

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UAM FUNDS                                                 C & B EQUITY PORTFOLIO

--------------------------------------------------------------------------------

The Adviser has voluntarily agreed to waive a portion of its advisory fees and to assume expenses, if necessary, in order to keep the Portfolio's total annual operating expenses, after the effect of expense offset arrangements, from exceeding 1.00% of average daily net assets. Old Mutual, Plc. gained control of United Asset Management on September 26, 2000.

     C. Administrative Services: UAM Fund Services, Inc. (the "Administrator"), a wholly-owned subsidiary of UAM, provides and oversees administrative, fund accounting, dividend disbursing, shareholder servicing and transfer agent services to the Portfolio under a Fund Administration Agreement (the "Agreement"). The Administrator has entered into separate Service Agreements with SEI Investments Mutual Funds Services ("SEI"), a wholly-owned subsidiary of SEI Investments Company, DST Systems, Inc. ("DST"), and UAM Shareholder Service Center ("UAMSSC"), an affiliate of UAM, to assist in providing certain services to the Portfolio.

     Pursuant to the Agreement, the Portfolio pays the Administrator 0.073% per annum of the average daily net assets of the Portfolio, an annual base fee of $72,500, and a fee based on the number of active shareholder accounts.

     For the year ended October 31, 2000, the Administrator was paid $118,159, of which $50,070 was paid to SEI for their services, $17,347 to DST for their services, and $11,610 to UAMSSC for their services.

     D. Custodian: The Chase Manhattan Bank is custodian for the Portfolio's assets and the assets are held in accordance with the custodian agreement.

     E. Distribution Services: UAM Fund Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of UAM, distributes the shares of the Portfolio. The Distributor does not receive any fee or other compensation with respect to the Portfolio.

     F. Directors' Fees: Each Director, who is not an officer or affiliated person, receives $3,000 per meeting attended plus reimbursement of expenses incurred in attending Board meetings, which is allocated proportionally among the active portfolios of UAM Funds, plus a quarterly retainer of $200 for each active portfolio of the UAM Funds.

     G. Purchases and Sales: For the year ended October 31, 2000, the Portfolio made purchases of $22,713,420 and sales of $62,359,545 of investment securities other than long-term U.S. Government and short-term securities. There were no purchases or sales of long-term U.S. Government securities.

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UAM FUNDS                                                 C & B EQUITY PORTFOLIO

--------------------------------------------------------------------------------

     H. Line of Credit: The Portfolio, along with certain other portfolios of UAM Funds, collectively entered into an agreement which enables them to participate in a $100 million unsecured line of credit with several banks. Borrowings will be made solely to temporarily finance the repurchase of capital shares. Interest is charged to each participating portfolio based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.50%. In addition, a commitment fee of 0.09% per annum, payable at the end of each calendar quarter, is accrued by each participating portfolio based on its average daily unused portion of the line of credit. During the year ended October 31, 2000, the Portfolio had no borrowings under the agreement.

     I. Other: At October 31, 2000, 69% of total shares outstanding were held by 3 record shareholders each owning 10% or greater of the aggregate total shares outstanding.

UAM FUNDS                                                 C & B EQUITY PORTFOLIO

--------------------------------------------------------------------------------

REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of
UAM Funds, Inc. and Shareholders of
C & B Equity Portfolio

     In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of C & B Equity Portfolio (the "Portfolio"), a portfolio of UAM Funds, Inc., at October 31, 2000, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2000 by correspondence with the custodian, provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP

Boston, Massachusetts
December 15, 2000

UAM FUNDS                                                 C & B EQUITY PORTFOLIO

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FEDERAL INCOME TAX INFORMATION (Unaudited)

The C&B Equity Portfolio hereby designates $24,216,251 long-term dividend for the purpose of the dividend paid deduction on its federal income tax return.

For the year ended October 31, 2000 the percentage of dividends paid that qualify for the 70% dividend received deduction for corporate shareholders is 100%.

UAM FUNDS                                                 C & B EQUITY PORTFOLIO

--------------------------------------------------------------------------------

OFFICERS AND DIRECTORS

James F. Orr, III                              William H. Park
Director, President and Chairman               Vice President

John T. Bennett, Jr.                           Gary L. French
Director                                       Treasurer

Nancy J. Dunn                                  Robert J. Della Croce
Director                                       Assistant Treasurer

Philip D. English                              Linda T. Gibson, Esq.
Director                                       Secretary

William A. Humenuk                             Martin J. Wolin, Esq.
Director                                       Assistant Secretary

James P. Pappas                                Theresa DelVecchio
Vice President                                 Assistant Secretary

--------------------------------------------------------------------------------
UAM Funds
P.O. Box 219081
Kansas City, MO 64121
(toll free)
1-877-UAM-LINK (826-5465)
www.uam.com

Investment Adviser
Cooke &Bieler, Inc.
1700 Market Street
Philadelphia, PA 19103

Distributor
UAM Fund Distributors, Inc.
211 Congress Street
Boston, MA 02110



                                     -----------------------------------------
                                        This report has been prepared for
                                        shareholders and may be distributed
                                        to others only if preceded or
                                        accompanied by a current prospectus.
                                     -----------------------------------------

                              [LOGO OF UAM FUNDS]

Supplement dated October 27, 2000, to the Annual Report of the Financials for the C&B Equity Portfolio.

    The Annual Report is hereby supplemented to reflect the following:

    On December 14, 2000, there was a Special Meeting of Shareholders of the Fund, at which the shareholders of the Portfolio voted on the listed proposals. The following were the results of the vote:

                                                      For:    Against: Abstain:
                                                   ---------- -------- ---------
1.To elect the Trustees/Directors.
  01) John T. Bennett, Jr. ....................... 19,010,168     --     451,579
  02) Nancy J. Dunn............................... 19,032,354     --     429,393
  03) William A. Humenuk.......................... 19,032,469     --     429,278
  04) Philip D. English........................... 19,032,469     --     429,278
  05) James F. Orr, III........................... 19,030,371     --     431,371

2.To approve the proposed change of the investment objective of the Fund from fundamental to non-fundamental.

                                                    1,991,341 105,766  1,122,817

3.To approve the proposed changes to the Fund's fundamental investment restrictions.

  a) Diversification of Investments:..............  2,082,623  10,624  1,126,677
  b) Borrowing:...................................  2,082,623  10,624  1,126,677
  c) Issuing of Senior Securities:................  2,082,623  10,624  1,126,677
  d) Underwriting:................................  2,082,623  10,624  1,126,677
  e) Industry Concentration:......................  2,082,623  10,624  1,126,677
  f) Investment in Real Estate:...................  2,082,623  10,624  1,126,677
  g) Commodities:.................................  2,082,623  10,624  1,126,677
  h) Lending:.....................................  2,082,623  10,624  1,126,677
  i) Illiquid Securities:.........................  2,082,623  10,624  1,126,677
  j) Control or Management:.......................  2,082,623  10,624  1,126,677
  k) Unseasoned Issuers:..........................  2,082,623  10,624  1,126,677
  l) Borrowing exceeding 5%:......................  2,082,623  10,624  1,126,677
  m) Pledging:....................................  2,082,623  10,624  1,126,677
  n) Margin Purchases and Short Sales:............  2,082,623  10,624  1,126,677

                                                     For:    Against: Abstain:
                                                   --------- -------- ---------
  o) Directors' Ownership of Shares:.............. 2,082,623  10,624  1,126,677
  p) Interest in Oil, Gas or Other Mineral
     Exploration or Development Programs:......... 2,082,623  10,624  1,126,677
  q) Futures and Options:......................... 2,082,623  10,624  1,126,677

4.To ratify the selection of PricewaterhouseCoopers LLP as the independent auditors.

                                                   2,495,828     774    747,777

5.To approve an Interim Investment Advisory Agreement between each Fund and its investment adviser.

                                                   2,508,259   8,282    727,838

6.To approve an Investment Advisory Agreement between the Fund and its investment adviser, subject to completion of the merger between United Asset
Management Corporation and Old Mutual Plc.

                                                   2,488,514   8,282    747,583

                                                            [LOGO OF UAM FUNDS]